Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]
22.	Accumulated other comprehensive income (loss)

As of December 31, 2012, 2011 and 2010 the breakdown of accumulated other comprehensive income (loss) related to investment securities available-for-sale and derivative financial instruments, and foreign currency translation is as follows:

(In thousands of US$)	Securities available- for-sale	Derivative financial instruments	Foreign currency translation adjustment, net of hedges	Total
Balance as of January 1, 2010	(3,244)	(2,916)	-	(6,160)
Net unrealized gains arising from the year	2,325	1,391	-	3,716
Reclassification adjustment for gains included in net income (1)	(2,825)	(1,172)	-	(3,997)
Balance as of December 31, 2010	(3,744)	(2,697)	-	(6,441)
Net unrealized gains arising from the year	4,095	1,097	-	5,192
Reclassification adjustment for (gains) losses included in net income (1)	(2,079)	960	-	(1,119)
Foreign currency translation adjustment, net	-	-	(744)	(744)
Balance as of December 31, 2011	(1,728)	(640)	(744)	(3,112)
Net unrealized gains arising from the year	8,436	5,699	-	14,135
Reclassification adjustment for gains included in net income (1)	(5,775)	(5,427)	-	(11,202)
Foreign currency translation adjustment, net	-	-	(551)	(551)
Balance as of December 31, 2012	933	(368)	(1,295)	(730)

(1)    Reclassification adjustments include amounts recognized in net income during the current year that had been part of other comprehensive income (loss) in this and previous years.